UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number      811-21808
PARADIGM Multi Strategy Fund I, LLC

(Exact name of registrant as specified in charter)
650 Fifth Avenue, 17th Floor, New York, NY 10019

(Address of principal executive offices) (Zip code)
650 Fifth Avenue, 17th Floor, New York, NY 10019

(Name and address of agent for service)
Registrant’s telephone number, including area code :      (212) 271-3388
Date of fiscal year end:       12/31
Date of reporting period:      6/30/2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007
Item 1. Proxy Voting Record
There was no proxy voting for the PARADIGM Multi Strategy Fund I, LLC for the twelve-month period ended June 30, 2007 pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.
SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PARADIGM Multi Strategy Fund I, LLC

By:	/s/ Jeffrey J. Podesta

Jeffrey J. Podesta President, Chief Executive Officer

Date:	08/09/07